Financing Income and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss		$ 36		$ 24	$ 80	$ 401				$ 509	$ 110	$ 0
Net foreign exchange income		642		0	982	0				0
Total Financial Income	$ 2,196	678	$ 130	24	1,062	401		$ 3,258	$ 457	509	110	0
Financial Expenses
Net foreign exchange loss		0		659	0	485				1,279	85	0
Interest expense on lease liabilities		81		0	137	1	[1]	250	7	9	5	1
Bank interest and commission expenses		4		5	8	7				11	3	0
Total Financial expenses	117	85	15	664	145	493		262	434	1,299	93	1
Financing expenses (income), net	$ (2,079)	$ (593)	$ (115)	$ 640	$ (917)	$ 92		$ (2,996)	$ (23)	$ 790	$ (17)	$ 1

[1]	Reclassified